UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  May 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

SEMI-ANNUAL REPORT

May 31, 2009

Fund Advisor:

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

Toll Free (877) 4TANAKA

TANAKA GROWTH FUND

GRAPHICAL ILLUSTRATION

May 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the asset class allocation of the underlying securities, and is represented as a percentage of net assets.

35.000 %
30.000 %
25.000 %
20.000 %
15.000 %
10.000 %
5.000 %
0.000 %
Discretionary, 8.01%
Financials, 18.19%
Healthcare, 17.00%
Industrials, 9.65%
Materials, 0.74%
Technology, 31.48%
Telecom, 15.18%
Cash & Equivalents, 0.21%

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2009 (UNAUDITED)

Shares		Value

COMMON STOCKS - 100.24%

Accident & Health Insurance - 7.24%
6,080	Aflac, Inc.	$ 215,840

Biological Products - 0.61%
112,817	Mymetics Corp. (Switzerland) *	18,051

Computer & Office Equipment - 2.68%
750	International Business Machines Corp.	79,710

Electronic & Other Electrical Equipment (No Computer Equip) - 4.06%
8,970	General Electric Co.	120,916

Electronic Computers - 3.42%
750	Apple Inc. *	101,857

Financial Services - 10.95%
52,681	Mass Financial Corp. (China) *	326,095

Pharmaceutical Preparations - 6.10%
7,705	Biovail, Corp. (Canada)	98,008
34,000	Catalyst Pharmaceuticals *	30,600
31,708	KV Pharmaceutical Co. *	53,269
		181,877
Primary Smelting & Refining of Nonferrous Metals - 0.73%
27,365	Blue Earth Refineries, Inc. (China) *	21,892

Radio & TV Broadcasting & Communications Equipment - 4.50%
1,090	L-3 Communications Holdings, Inc.	80,126
1,234	Qualcomm, Inc.	53,790
		133,916
Radiotelephone Communications - 8.35%
12,165	NII Holdings, Inc. *	248,896

* Non-income producing

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

May 31, 2009 (UNAUDITED)

Shares		Value
Retail-Miscellaneous Shopping - 2.73%
3,982	Staples, Inc.	81,472

Semiconductors & Related Devices - 13.90%
4,380	Applied Materials, Inc.	49,319
4,590	Intel Corp.	72,155
37,140	O2Micro International Ltd. (Cayman Islands) *	144,846
9,555	Sigma Designs, Inc. *	147,720
		414,040
Services-Computer Integrated Systems Design - 5.28%
8,815	Scientific Games Corp. *	157,171

Services-Computer Programming - 5.02%
6,913	Amdocs Ltd. *	149,597

Services-Medical Laboratories - 3.50%
3,837	Bio-Reference Laboratories, Inc. *	104,405

Services-Prepackaged Software - 2.77%
2,930	Adobe Systems, Inc. *	82,567

Special Industry Machinery - 8.71%
2,670	ASML Holdings NV	55,269
68,750	Mattson Technology, Inc. *	89,375
23,430	Semitool, Inc. *	114,807
		259,451
Surgical & Medical Instruments - 6.79%
960	C R Bard, Inc.	68,630
6,545	China Medical Technologies, Inc. (China) *	133,649
		202,279
Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. *	23

Wholesale-Industrial Machinery - 2.90%
10,516	KHD Humboldt Wedag International Ltd. (China) *	86,442

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares		Value
Wholesale-Petroleum & Petroleum Products - 0.00%
245,630	Fuelnation, Inc. *	-

TOTAL FOR COMMON STOCKS (Cost $3,211,239) - 100.24%		2,986,497

SHORT TERM INVESTMENTS - 0.21%
6,281	Huntington Investment Fund Class A 0.65% ** (Cost $6,281)	6,281

TOTAL INVESTMENTS (Cost $3,217,520) - 100.46%		2,992,778

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46)%		(13,572)

NET ASSETS - 100.00%		$2,979,206

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at May 31, 2009.

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009 (UNAUDITED)

Assets:
Investments, at Value (Cost $3,217,520)	$ 2,992,778
Receivables:
Dividends and Interest	4,393
Prepaid Expenses	4,985
Total Assets	3,002,156
Liabilities:
Accrued Management Fees	708
Other Accrued Expenses	22,242
Total Liabilities	22,950
Net Assets	$ 2,979,206

Net Assets Consist of:
Capital Stock	$ 3,305
Paid In Capital	4,321,967
Accumulated Net Investment Loss	(16,362)
Accumulated Realized Loss on Investments	(1,104,962)
Unrealized Depreciation in Value of Investments	(224,742)
Net Assets, for 330,496 Shares Outstanding	$ 2,979,206

Net Asset Value and Offering Price Per Share	$ 9.01

Minimum Redemption Price Per Share ($9.01*0.98) (Note 5)	$ 8.83

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2009 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $1,137)	$ 15,178
Interest	123
Total Investment Income	15,301

Expenses:
Advisory Fees (Note 3)	12,924
Legal Fees	8,232
Transfer Agent Fees	8,372
Distribution Fees (Note 3)	3,231
Audit Fees	2,972
Administrative Fees (Note 3)	1,292
Custody Fees	1,907
Miscellaneous Fees	1,507
Blue Sky Fees	915
Insurance Fees	852
Printing and Mailing Fees	815
Total Expenses	43,019
Fees Waived and Reimbursed by the Advisor (Note 3)	(11,356)
Net Expenses	31,663

Net Investment Loss	(16,362)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	21,992
Net Change in Unrealized Appreciation on Investments	352,068
Realized and Unrealized Gain on Investments	374,060

Net Increase in Net Assets Resulting from Operations	$ 357,698

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	5/31/2009	11/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (16,362)	$ (77,029)
Net Realized Gain on Investments	21,992	25,443
Unrealized Appreciation (Depreciation) on Investments	352,068	(2,800,440)
Net Increase (Decrease) in Net Assets Resulting from Operations	357,698	(2,852,026)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions (Note 5)	(87,015)	50,530

Total Increase (Decrease)	270,683	(2,801,496)

Net Assets:
Beginning of Period	2,708,523	5,510,019

End of Period (Including Undistributed Net Investment Loss of $(16,362) and $0, respectively).	$ 2,979,206	$2,708,523

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

(Unaudited)
	Six Months
	Ended	For The Years Ended
	5/31/ 2009	11/30/2008	11/30/2007	11/30/2006	11/30/ 2005	11/30/2004

Net Asset Value, at Beginning of Period	$ 7.94	$16.26	$13.68	$12.67	$12.29	$11.71

Income From Investment Operations:
Net Investment Loss *	(0.05)	(0.22)	(0.28)	(0.24)	(0.21)	(0.19)
Net Gain/(Loss) on Securities (Realized and Unrealized)	1.12	(8.10)	2.86	1.25	0.59	0.77
Total from Investment Operations	1.07	(8.32)	2.58	1.01	0.38	0.58

Distributions	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 9.01	$ 7.94	$16.26	$13.68	$12.67	$12.29

Total Return **	13.48%	(51.17)%	18.86%	7.97%	3.09%	4.95%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,979	$2,709	$5,510	$4,965	$5,079	$4,021
Before Waivers:
Ratio of Expenses to Average Net Assets	3.33%(a)	2.67%	2.47%	2.69%	4.07%	4.38%
Ratio of Net Investment Loss to Average Net Assets	(2.14)%(a)	(1.92)%	(1.87)%	(2.15)%	(3.60)%	(4.16)%
After Waivers:
Ratio of Expenses to Average Net Assets	2.45%(a)	2.45%	2.45%	2.45%	2.18%	1.75%
Ratio of Net Investment Loss to Average Net Assets	(1.27)%(a)	(1.71)%	(1.85)%	(1.91)%	(1.71)%	(1.53)%
Portfolio Turnover	14.06%	18.45%	21.87%	12.87%	24.02%	18.49%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

 ** Assumes reinvestment of dividends, if any.

(a) Annualized

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2009 (UNAUDITED)

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security  Valuation - Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2009 (UNAUDITED)

pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Fair Value Pricing – The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund’s portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.  However, the Fund may invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be circumstances under which the Fund would hold a security that would need to be fair value priced.  Examples of when it would be likely that the Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security trades were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

FAS 157 - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of May 31, 2009:

                                                                           Investments                   Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,992,778                          $         -

Level 2 – Significant Other Observable Inputs                    -                                      -

Level 3 – Significant Unobservable Inputs                          -                                      -

Total                                                                      $2,992,778                          $         -

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2009 (UNAUDITED)

Federal Income Taxes - There is no provision for federal income tax. The Fund intends  to  qualify  each  year  as  a  "regulated  investment  company"  under sub-chapter  M  of  the  Internal   Revenue  Code  of  1986,   as  amended,   by distributing substantially  all  of its  taxable  income  to its  shareholders.

Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on December 1, 2007.  FASB Interpretation No. 48 requires the tax effects of certain tax provisions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income less foreign taxes withheld is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to shareholders which are determined in accordance with income tax regulations are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments and act as Administrator to the Fund.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board.  As compensation  for its  management  services,  the Fund is  obligated  to pay the Advisor a fee computed  and accrued  daily and paid monthly at an annual rate of 1.00% of the  average  daily net assets of the Fund.  For the six months ended May 31, 2009, the Advisor earned a fee of $12,924 from the Fund.  The Advisor  has  contractually  agreed to waive all or a portion of its  management fees  and/or  reimburse  the Fund for the  expenses  it incurs,  but only to the extent  necessary to maintain  total annual  operating  expenses at 2.45% of the average  daily net assets, through  November 30, 2009.  For the six months ended May 31, 2009, the Advisor waived $11,356 of fees.  The Fund has agreed that any operating expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the six months ending May 31, 2009 if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.45% of the average daily net assets (or any lower expense limitation or limitations to which the Advisor may agree).  At November 30, 2008, amounts subject to future recoupment are as follows:

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2009 (UNAUDITED)

Fiscal Year Ended	Recoverable Through	Amount
November 30, 2006	November 30, 2009	$11,715
November 30, 2007	November 30, 2010	$1,199
November 30, 2008	November 30, 2011	$9,482

Under the terms of the Administrative Agreement, the Advisor will provide administrative services which are necessary for the day-to-day operations of the Fund.  As compensation for the administrative services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of .10% of the average daily net assets of the Fund.  For the six months ended May 31, 2009, the Advisor earned a fee of $1,292 from the Fund.  The Fund owes the Advisor $708 for fees at May 31, 2009.

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1 under  the  Investment Company Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. The 12b-1 fees are paid to securities dealers and other financial institutions and organizations as compensation for services in connection with sales of shares of the Fund. Total fees incurred under the Distribution Plan for the six months ended May 31, 2009, were $3,231.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$362,471
Sales	$378,059

As of May 31, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

Amount
Gross Appreciation	$ 951,518
Gross Depreciation	(1,176,260)
Net Depreciation on Investments	$ (224,742)

At May 31, 2009, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,217,520.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2009 (UNAUDITED)

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund.  Par value and paid in capital at May 31, 2009 was $4,325,272. Capital share transactions for the six months ended May 31, 2009 and year ended November 30, 2008, respectively, were as follows:

	Six Months Ended 5/31/09		Year Ended 11/30/08
	Shares	$ Amount	Shares	$ Amount
Shares sold	2,588	$ 18,908	17,612	$255,535
Shares issued in reinvestment of distributions	0	0	0	0
Shares redeemed	(13,250)	(105,923)	(15,357)	(205,005)
Net increase (decrease)	(10,662)	$(87,015)	2,255	$50,530

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase.  For the six months ended May 31, 2009 no redemption fees were collected by the Fund from shareholder transactions.

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At November 30, 2008, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,035,281, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration	Amount
2010	$420,092
2011	$271,155
2012	$344,034

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2009 (UNAUDITED)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders for the year ended November 30, 2008, nor during the six months ended May 31, 2009.  The components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Capital loss carryforward	$ (1,035,281)
Unrealized appreciation	$ (224,742)

NOTE 8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statements and related disclosures.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  Management is currently evaluating the impact the adoption of SFAS 165 will have on the Fund’s financial statements and related disclosures.

TANAKA GROWTH FUND

EXPENSE ILLUSTRATION

 May 31, 2009 (UNAUDITED)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Tanaka Growth Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008 through May 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2008	May 31, 2009	December 1, 2008 to May 31, 2009

Actual	$1,000.00	$1,134.76	$13.04
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.75	$12.29

* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

TANAKA GROWTH FUND

DIRECTORS & OFFICERS

 May 31, 2009 (UNAUDITED)

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 369 Lexington Avenue, New York, New York 10017.

The following table provides information regarding each Director who is not an interested person of the Company, as defined in the 1940 Act.

Name (Age)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (61)	Director (since 1997)

President and CEO of David Fox & Associates, a television programming sales firm, since 2001; President and CEO of my TVshop.com, Inc., an internet company, from 1999 to 2001;  President and CEO of Unapix Entertainment, a television and film sales firm from 1992 to 1999.

None
Thomas R. Schwarz (73)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Michael E. Nelson (48)	Director (since 2007)	Senior Associate, CB Richard Ellis; Treasurer, Greenwich Audubon Society; Member, Real Estate Finance Association of Fairfield County; Member, Building Owners and Managers Association.	None

TANAKA GROWTH FUND

DIRECTORS & OFFICERS (CONTINUED)

May 31, 2009 (UNAUDITED)

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Age)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (61) *	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Samuel Morrow (25)	Treasurer, Secretary, CFO and CCO (since 2007)	Analyst at Tanaka Capital Management, Inc. since 2006.	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Directors were paid no fees during the year ended May 31, 2009.

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING AND QUARTERLY PORTFOLIO SCHEDULE

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 31.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-4TANAKA.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Michael E. Nelson

OFFICERS

Graham Y. Tanaka, Chairman and President

Samuel Morrow, Treasurer, Secretary, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd., Suite 2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 5, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     August 6, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  August 6, 2009

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  August 6, 2009

* Print the name and title of each signing officer under his or her signature.